EQUITY METHOD INVESTMENT (Details Narrative) - Rancho Costa Verde Development, LLC [Member] - USD ($)			1 Months Ended
	Jan. 03, 2023	Jan. 01, 2023	May 31, 2021	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Equity investement acquired percentage	75.00%		25.00%
Number of shares issued in acquisition			3,000,000
Share price			$ 0.86
Consideration paid in cash			$ 100,000
Consideration amount	$ 13,374,972	$ 13,500,000	2,680,000
Investment cost value			$ 2,680,000
Impairment of equity investment				$ 2,089,337
Securities Purchase Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Equity investement acquired percentage	25.00%
Securities Purchase Agreement [Member] | International Real Estate Development LLC [Member]
Restructuring Cost and Reserve [Line Items]
Equity investement acquired percentage	75.00%
Number of shares issued in acquisition	20,000,000
Consideration amount	$ 13,400,000
Contractual consideration	$ 13,500,000